Consolidated Statements of Shareholders' Equity/Comp. Income (USD $) In Thousands, except Share data	Other Comprehensive Income	Common Stock	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive (loss)	Total
Beginning balance, Value at Dec. 31, 2009		$ 6	$ 5,388	$ 4,904	$ (691)	$ 9,607
Beginning balance, Shares at Dec. 31, 2009		5,800,000
Net earnings	2,946			2,946		2,946
Transaction costs			(108)			(108)
Stock-based compensation			161			161
Foreign currency translation adjustment	436				436	436
Issuance of common stock and warrants, shares		107,255
Issuance of common stock and warrants, value		0	1,260			1,260
Warrants issued for consulting services to be rendered in the future			50			50
Warrants issued for acquisition			790			790
Pension adjustment, net of taxes	(50)				(50)	(50)
Total Comprehensive Income	3,332			2,946	386	3,332
Ending balance, Value at Dec. 31, 2010		6	7,541	7,850	(305)	15,092
Ending balance, Shares at Dec. 31, 2010		5,907,255
Net earnings	(60)			(60)		(60)
Stock-based compensation			254			254
Foreign currency translation adjustment	(241)				(241)	(241)
Pension adjustment, net of taxes	(277)				(277)	(277)
Total Comprehensive Income	(578)			(60)	(518)	(578)
Ending balance, Value at Dec. 31, 2011		$ 6	$ 7,795	$ 7,790	$ (823)	$ 14,768
Ending balance, Shares at Dec. 31, 2011		5,907,255